UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check Here if Amendment |_|; Amendment Number: _____

This Amendment (Check only one.):|_| is a restatement.
				 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vertex One Asset Management Inc.
Address: 1920-1177 West Hastings Street
	 Vancouver, British Columbia V6E 2K3

Form 13F File Number: 028-12402

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeffrey D. McCord
Title: Managing Director
Phone: 604-681-5787

Signature, Place, and Date of Signing:

Jeffrey D. McCord   Vancouver, British Columbia        May 14, 2013
-----------------   --------------------------- 	------------
   [Signature] 		 [City, State] 		          [Date]





Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 89

Form 13F Information Table Value Total: $724,976 USD (in thousands)


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		         TITLE 	          VALUE X  PRN        SH/ PUT/ INVST OTHER  VOTING AUTHORITY
NAME OF ISSUER	         CLASS	CUSIP     ($1,000) AMT        PUT CALL DISCR MNGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------

AETNA INC		 COM	00817Y108 2,235	   43,712     SH       SOLE	    SOLE
ALTERRA CAPITAL HOLDINGS COM	G0229R108 3,953	   125,500    SH       SOLE	    SOLE
AMARIN CORP PLC		 ADR 	023111206 3,557	   480,000    SH       SOLE	    SOLE
AMERICAN INTERNATIONAL   COM 	026874784 17,116   440,900    SH       SOLE	    SOLE
ANGLOGOLD ASHANTI HLDGS  MAND	03512Q206 25,385   891,312    SH       SOLE	    SOLE
ANGLOGOLD ASHANTI LTD	 ADR	035128206 8,242	   350,000    SH       SOLE	    SOLE
ANNALY CAPITAL MNGT 	 COM	035710409 238	   15,000     SH       SOLE	    SOLE
APOLLO RESIDENTIAL       COM	03763V102 780	   35,000     SH       SOLE	    SOLE
ARBITRON INC		 COM	03875Q108 8,404	   179,302    SH       SOLE	    SOLE
ASPEN INSURANCE HLDGS    PFD	G05384113 1,304	   19,700     SH       SOLE	    SOLE
ASPEN INSURANCE HOLDINGS SHS	G05384105 5,947	   154,150    SH       SOLE	    SOLE
AURIZON MINES LTD	 COM	05155P106 2,619	   598,000    SH       SOLE	    SOLE
BANCO SANTANDER SA	 ADR	05964H105 3,762	   552,416    SH       SOLE	    SOLE
BANK OF AMERICA CORP	 COM	060505104 1,779	   146,020    SH       SOLE	    SOLE
BANK OF NEW YORK MELLON  COM	064058100 1,712	   61,161     SH       SOLE	    SOLE
BCE INC			 COM	05534B760 665	   14,236     SH       SOLE	    SOLE
BEAZER HOMES USA INC	 COM	07556Q881 1,991    125,702    SH       SOLE	    SOLE
BLACKSTONE GROUP LP	 COM	09253U108 13,636   689,400    SH       SOLE	    SOLE
BRISTOL-MYERS SQUIBB CO	 COM	110122108 4,129	   100,242    SH       SOLE	    SOLE
CELESTICA INC		 SUB	15101Q108 4,393	   543,950    SH       SOLE	    SOLE
CENTRAL EUROPEAN MEDIA   NOTE	153443AH9 11,999   12,450,000 SH       SOLE	    SOLE
CITIGROUP INC		 COM	172967424 36,308   820,709    SH       SOLE	    SOLE
COVENTRY HEALTH CARE     COM	222862104 2,912	   6,200      SH       SOLE	    SOLE
CURRENCYSHARES JAPANESE  YEN	23130A102 2,081	   20,000     SH       SOLE	    SOLE
DECKERS OUTDOOR CORP	 COM	243537107 77,145   1,385,250  SH       SOLE	    SOLE
DELL INC		 COM	24702R101 8,909	   621,700    SH       SOLE	    SOLE
ELI LILLY & CO		 COM	532457108 1,613	   28,400     SH       SOLE	    SOLE
FRANCO-NEVADA CORP	 COM	351858105 10,041   220,000    SH       SOLE	    SOLE
GENWORTH FINANCIAL INC	 COM	37247D106 10,732   1,073,200  SH       SOLE	    SOLE
GOODYEAR TIRE & RUBBER   PFD	382550309 461	   10,600     SH       SOLE	    SOLE
GRAN TIERRA ENERGY INC	 COM	38500T101 4,961	   850,000    SH       SOLE	    SOLE
GREENLIGHT CAPITAL RE 	 CL A	G4095J109 16,170   661,349    SH       SOLE	    SOLE
HECLA MINING CO		 COM	422704106 948	   240,000    SH       SOLE	    SOLE
HOVNANIAN ENTERPRISES    UNIT	44248W208 293	   10,000     SH       SOLE	    SOLE
HOVNANIAN ENTERPRISES    CL A	442487203 2,801	   485,500    SH       SOLE	    SOLE
HUNTINGTON BANCSHARES    PFD 	446150401 257	   200	      SH       SOLE	    SOLE
INGERSOLL-RAND PUBLIC    SHS	G47791101 268	   4,876      SH       SOLE	    SOLE
INVESCO MORTGAGE CAPITAL COM	46131B100 325	   15,200     SH       SOLE	    SOLE
JABIL CIRCUIT INC	 COM	466313103 5,396	   292,000    SH       SOLE	    SOLE
JC PENNEY CO INC	 COM	708160106 5,074	   335,800    SH       SOLE	    SOLE
KEYCORP			 PFD	493267405 415	   3,200      SH       SOLE	    SOLE
KEYCORP		         COM	493267108 3,782	   379,700    SH       SOLE	    SOLE
LIBERTY MEDIA CORP	 CL A	531229102 8,372	   75,000     SH       SOLE	    SOLE
LIBERTY MEDIA LLC	 DEB	530715AG6 2,986	   4,250,000  SH       SOLE	    SOLE
LLOYDS BANKING GROUP 	 ADR	539439109 17,021   5,674,000  SH       SOLE	    SOLE
LULULEMON ATHLETICA INC	 COM	550021109 1,003	   16,100     SH       SOLE	    SOLE
MANULIFE FINANCIAL CORP	 COM	56501R106 1,631	   110,800    SH       SOLE	    SOLE
MATTEL INC		 COM	577081102 12,148   277,400    SH       SOLE	    SOLE
MCMORAN EXPLORATION CO	 NOTE	582411AJ3 5,769	   5,000,000  SH       SOLE	    SOLE
MERCK & CO INC	         COM	58933Y105 5,846	   132,170    SH       SOLE	    SOLE
METROPCS COMMUNICATIONS  COM	591708102 6,726	   617,000    SH       SOLE	    SOLE
MGM RESORTS INTERNATIONALCOM	552953101 6,575	   500,000    SH       SOLE	    SOLE
MONTPELIER RE HOLDINGS   SHS	G62185106 13,942   535,196    SH       SOLE	    SOLE
NEW GOLD INC		 COM	644535106 1,819	   200,000    SH       SOLE	    SOLE
NYSE EURONEXT		 COM	629491101 14,657   379,300    SH       SOLE	    SOLE
OLD REPUBLIC 		 COM	680223104 1,080	   85,000     SH       SOLE	    SOLE
PANASONIC CORP		 ADR	69832A205 962	   131,200    SH       SOLE	    SOLE
PARTNERRE HLDGS LTD      COM	G6852T105 13,078   140,457    SH       SOLE	    SOLE
PFIZER INC		 COM	717081103 11,633   403,080    SH       SOLE	    SOLE
PHH CORP		 COM	693320202 28,342   1,290,630  SH       SOLE	    SOLE
PLAINS EXPLORATION &     COM	726505100 2,832	   59,668     SH       SOLE	    SOLE
PLATINUM UNDERWRITERS    COM	G7127P100 15,286   273,900    SH       SOLE	    SOLE
PLUM CREEK TIMBER CO     COM	729251108 4,599	   88,100     SH       SOLE	    SOLE
QLT INC			 COM	746927102 2,674	   301,800    SH       SOLE	    SOLE
RAYONIER INC		 COM	754907103 883	   14,800     SH       SOLE	    SOLE
REGIONS FINANCIAL CORP	 COM	7591EP100 3,544	   432,700    SH       SOLE	    SOLE
RESOURCE CAPITAL CORP	 COM	76120W302 264	   40,000     SH       SOLE	    SOLE
ROYAL BANK OF SCOTLAND   SPONS  780097689 23,140   2,745,000  SH       SOLE	    SOLE
ROYAL BK SCOTLAND GROUP  SP ADR	780097739 641	   27,694     SH       SOLE	    SOLE
ROYAL BK SCOTLAND GROUP  ADR 	780097754 736	   31,500     SH       SOLE	    SOLE
ROYAL BK SCOTLAND GROUP  SP ADR 780097713 46,326   1,901,731  SH       SOLE	    SOLE
SAFEWAY INC		 COM	786514208 44,251   1,679,350  SH       SOLE	    SOLE
SEADRILL LTD		 SHS	G7945E105 737	   19,800     SH       SOLE	    SOLE
SONY CORP		 ADR 	835699307 2,436	   140,000    SH       SOLE	    SOLE
SPANISH BROADCASTING     CL A	846425833 466	   181,249    SH       SOLE	    SOLE
SPIRIT REALTY CAPITAL    COM	84860F109 3,799	   199,900    SH       SOLE	    SOLE
SPRINT NEXTEL CORP	 COM	852061100 24,713   3,979,500  SH       SOLE	    SOLE
STARWOOD PROPERTY TRUST  NOTE   85571BAA3 276	   250,000    SH       SOLE	    SOLE
SUN LIFE FINANCIAL INC	 COM  	866796105 1,522	   55,800     SH       SOLE	    SOLE
SUNTRUST BANKS INC	 COM	867914103 2,466	   85,600     SH       SOLE	    SOLE
SYNOVUS FINANCIAL CORP	 COM	87161C105 9,180	   3,314,150  SH       SOLE	    SOLE
SYNOVUS FINANCIAL CORP   UNIT	87161C204 609	   25,000     SH       SOLE	    SOLE
TORONTO-DOMINION BANK	 COM	891160509 1,772	   21,290     SH       SOLE	    SOLE
VALIDUS HOLDINGS LTD     COM	G9319H102 1,989	   53,236     SH       SOLE	    SOLE
VIRGIN MEDIA INC	 COM	92769L101 48,235   985,000    SH       SOLE	    SOLE
WELLS FARGO & CO	 COM	949746101 663	   17,919     SH       SOLE	    SOLE
WESTERN UNION CO/THE	 COM	959802109 1,681	   111,800    SH       SOLE	    SOLE
XL GROUP PLC		 SHS	G98290102 7,718	   254,721    SH       SOLE	    SOLE
ZIONS BANCORPORATION	 COM	989701107 3,210	   128,433    SH       SOLE	    SOLE

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